Property, Plant and Equipment - Summary of Reconciliations of Property, Plant and Equipment (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 445	$ 506
Additions	86	171
Disposals	(27)
Depreciation expense	(194)	(217)
FX loss	9	(15)
Ending balance	319	445
Leasehold Improvements [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	60	44
Additions		74
Depreciation expense	(25)	(53)
FX loss		(5)
Ending balance	35	60
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	385	462
Additions	86	97
Disposals	(27)
Depreciation expense	(169)	(164)
FX loss	9	(10)
Ending balance	$ 284	$ 385